Pension and Other Retiree Benefits (Assumed Health Care Cost Trend Rates) (Details) (Post-retirement)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	7.00%	7.00%	8.00%
Rate that the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2020	2020	2020